Offsetting of Assets and Liabilities	12 Months Ended
Dec. 31, 2013
Offsetting of Assets and Liabilities

Note 26 – Offsetting of Assets and Liabilities

The following tables provide information regarding the offsetting of derivative assets and of securities purchased under agreements to resell within the consolidated balance sheet as of December 31, 2013 and 2012.

DECEMBER 31, 2013
(In Millions)	GROSS RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET	NET AMOUNTS PRESENTED	GROSS AMOUNTS NOT OFFSET	NET AMOUNT(3)
Derivative Assets(1)
Foreign Exchange Contracts Over the Counter (OTC)	$2,612.5	$1,073.3	$1,539.2	$–	$1,539.2
Interest Rate Swaps OTC	228.8	47.5	181.3	–	181.3
Interest Rate Swaps Exchange Cleared	9.1	9.1	–	–	–
Cross Product Netting Adjustment	–	28.4	–	–	–
Cross Product Collateral Adjustment	–	210.7	–	–	–

Total Derivatives Subject to a Master Netting Arrangement	2,850.4	1,369.0	1,481.4	–	1,481.4

Total Derivatives Not Subject to a Master Netting Arrangement	253.2		253.2	–	253.2

Total Derivatives	3,103.6	1,369.0	1,734.6	–	1,734.6

Securities Purchased under Agreements to Resell(2)	$500.0	$-	$500.0	$500.0	$–

DECEMBER 31, 2012
(In Millions)	GROSS RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET	NET AMOUNTS PRESENTED	GROSS AMOUNTS NOT OFFSET	NET AMOUNT(3)
Derivative Assets(1)
Foreign Exchange Contracts OTC	$1,756.6	$877.1	$879.5	$–	$879.5
Interest Rate Swaps OTC	310.3	68.3	242.0	–	242.0
Cross Product Netting Adjustment	–	37.1	–	–	–
Cross Product Collateral Adjustment	–	118.6	–	–	–

Total	2,066.9	1,101.1	965.8	–	965.8

Securities Purchased under Agreements to Resell(2)	$35.4	$–	$35.4	$35.4	$–

(1) Derivative assets are reported in other assets in the consolidated balance sheet. Other assets (excluding derivative assets) totaled $3,029.4 million and $2,964.4 million as of December 31, 2013 and 2012, respectively.

(2) Securities purchased under agreements to resell are reported in federal funds sold and securities purchased under agreements to resell in the consolidated balance sheet. Federal funds sold totaled $29.6 million and $25.4 million as of December 31, 2013 and 2012, respectively.

(3) Northern Trust did not possess any cash collateral that was not offset in the consolidated balance sheet that could have been used to offset the net amounts presented in the consolidated balance sheet as of December 31, 2013 and 2012.

The following tables provide information regarding the offsetting of derivative liabilities and of securities sold under agreements to repurchase within the consolidated balance sheet as of December 31, 2013 and 2012.

DECEMBER 31, 2013
(In Millions)	GROSS RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS PRESENTED	GROSS AMOUNTS NOT OFFSET	NET AMOUNT(2)
Derivative Liabilities(1)
Foreign Exchange Contracts OTC	$2,039.0	$1,073.3	$965.7	$–	$965.7
Interest Rate Swaps OTC	163.7	47.5	116.2	–	116.2
Interest Rate Swaps Exchange Cleared	31.5	9.1	22.4	–	22.4
Cross Product Netting Adjustment	–	28.4	–	–	–
Cross Product Collateral Adjustment	–	767.7	–	–	–

Total Derivatives Subject to a Master Netting Arrangement	2,234.2	1,926.0	308.2	–	308.2

Total Derivatives Not Subject to a Master Netting Arrangement	866.7	–	866.7	–	866.7

Total Derivatives	3,100.9	1,926.0	1,174.9	–	1,174.9

Securities Sold under Agreements to Repurchase	$917.3	$–	$917.3	$917.3	$–

DECEMBER 31, 2012
(In Millions)	GROSS RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS PRESENTED	GROSS AMOUNTS NOT OFFSET	NET AMOUNT(2)
Derivative Liabilities(1)
Foreign Exchange Contracts OTC	$1,772.7	$877.1	$895.6	$–	$895.6
Interest Rate Swaps OTC	249.3	68.3	181.0	–	181.0
Credit Default Swaps OTC	1.0	–	1.0	–	1.0
Cross Product Netting Adjustment	–	37.1	–	–	–
Cross Product Collateral Adjustment	–	425.0	–	–	–

Total	2,023.0	1,407.5	615.5	–	615.5

Securities Sold under Agreements to Repurchase	$699.8	$–	$699.8	$699.8	$–

(1) Derivative liabilities are reported in other liabilities in the consolidated balance sheet. Other liabilities (excluding derivative liabilities) totaled $2,338.4 million and $1,961.7 million as of December 31, 2013 and 2012, respectively.

(2) Northern Trust did not place any cash collateral with counterparties that was not offset in the consolidated balance sheet that could have been used to offset the net amounts presented in the consolidated balance sheet as of December 31, 2013 and 2012.

All of Northern Trust’s securities sold under agreements to repurchase (repurchase agreements) and securities purchased under agreements to resell (reverse repurchase agreements) involve the transfer of financial assets in exchange for cash subject to a right and obligation to repurchase those assets for an agreed upon amount. In the event of a repurchase failure, the cash or financial assets are available for offset. All of Northern Trust’s repurchase agreements and reverse repurchase agreements are subject to a master netting arrangement, which sets forth the rights and obligations for repurchase and offset. Under the master netting arrangement, Northern Trust is entitled to set off receivables from and collateral placed with a single counterparty against obligations owed to that counterparty. In addition, collateral held by Northern Trust can be offset against receivables from that counterparty.

Derivative asset and liability positions with a single counterparty can be offset against each other in cases where legally enforceable master netting arrangements or similar agreements exist. Derivative assets and liabilities can be further offset by cash collateral received from, and deposited with, the transacting counterparty. The basis for this view is that, upon termination of transactions subject to a master netting arrangement or similar agreement, the individual derivative receivables do not represent resources to which general creditors have rights and individual derivative payables do not represent claims that are equivalent to the claims of general creditors. Effective in the second quarter of 2013, Northern Trust centrally clears those interest rate derivative instruments addressed under Title VII of the Dodd-Frank Act. These transactions are subject to an agreement similar to a master netting arrangement, which has the same rights of offset as described above.